Label	Element	Value
TIAA-CREF Lifecycle Index Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

Lifecycle Index Retirement Income Fund

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

     The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2014, which may change, are approximately as follows: U.S. Equity: 28.00%; International Equity: 12.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%.

     The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

     Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

     The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of May 31, 2013, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds		Allocation

EQUITY	40.43%	U.S. Equity	30.65%	•	Equity Index Fund	30.65%

		International Equity	9.78%	•	International Equity Index Fund	7.39%
				•	Emerging Markets Equity Index Fund	2.39%

FIXED-INCOME	59.57%	Fixed-Income	49.77%	•	Bond Index Fund	49.77%

		Inflation-Protected Assets	9.80%	•	Inflation-Linked Bond Fund	9.80%

Total	100.00%		100.00%			100.00%

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle Index Retirement Income Fund